Fair Value Measurements (Details) - Schedule of Level III instruments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Level III instruments [Abstract]
Beginning balance	$ 8,351	$ 2,068
Issuance of convertible note payable derivative liability	2,656	7,428
Fair value adjustments	1,358	(1,145)
Settlement of convertible notes payable derivative liabilities	(12,365)
Ending balance		$ 8,351